Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash and cash equivalents		$ 13,184		$ 32,166
Total cash and cash equivalents	$ 2,605	$ 13,184	$ 17,853	$ 32,166	$ 5,834	$ 9,559